Leases - Additional Information (Detail) - CAD ($) $ in Thousands	May 01, 2019	Apr. 30, 2019
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Additions to lease liabilities		$ 1,329
IFRS 16 [member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Incremental borrowing rate	8.00%
Lease discount rate	8.00%
Additions to lease liabilities	$ 2,302
Additions to right-of-use assets	2,302
Right-of-use asset amortized cost	533
Foreign exchange gain on lease	$ 75